Related party transactions	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Related party transactions
33.	Related party transactions

(a)	Name and relationship with related parties

Name of related parties	Relationship with the Group
NewLink	Controlling Shareholder
Shenzhen Yuanwanghechu Technology Co., Ltd	Significantly influenced by the Controlling Shareholder
Huzhou Zhidianlaile New Energy Technology Co., Ltd	Significantly influenced by the Company

(b)	Contribution from shareholder
Immediately prior to the Reorganization, the Listing Business was carried out by NewLink
and
its consolidated entities. NewLink and its consolidated entities provided financial support and services for the listing Business. Pursuant to the reorganization, NaaS is regarded as continuing operator of the Listing Business. NewLink provided financial support and waived

RMB
27.2
million due from the Group in 2022. The amounts waived were recorded as contribution from shareholder in the respective year.
In 2023, NewLink paid the following amounts on behalf of the Company (i) RMB42.6 million (2022: RMB31.1 million) as payroll and non-payroll
labor expenses; (ii) RMB3.2 million (2022: RMB4.1 million) as rental fees; and (iii) RMB19.4 million (2022: RMB18.7 million) as other expenses. The total amount of RMB65.2 million (2022: RMB53.9 million)
was reflected through consolidated statements of profit or loss and other comprehensive loss
in 2023.

(c)	Options from shareholder
Charging service business was historically part of NewLink’s businesses and w as
conducted by NewLink and its consolidated entities at the time. Prior to the completion of the restructuring, NewLink granted options to certain of its employees associated with the charging business, which were subsequently transferred to the Group as part of the restructuring. The share based compensation in 2022 and 2023 was approximately

RMB
18.2
million and RMB
5.3
million, respectively, and credited to additional paid in capital accordingly. See Note 2
9
 for further details.

(d)	Other transactions with related parties
The following table provides the total amount of transactions that have been entered into with related parties in the ordinary course of the Group’s business for the relevant financial year.

For the year ended December 31, 2023
Sales to related parties
RMB’000
Energy solution services
Shenzhen Yuanwanghechu Technology Co., Ltd	74,460
Huzhou Zhidianlaile New Energy Technology Co., Ltd	690

Total	75,150

(e)	Balances with related parties

As of December 31, 2023
RMB’000
Included in trade receivables
Shenzhen Yuanwanghechu Technology Co., Ltd	7,711
Huzhou Zhidianlaile New Energy Technology Co., Ltd	27

7,738
Allowance for expected credit loss	(335)

7,403

Included in amount due from related parties (Note 10)
New L ink	18,838
Shenzhen Yuanwanghechu Technology Co., Ltd	8,865

27,703

Included in c ontract assets
Shenzhen Yuanwanghechu Technology Co., Ltd	26,125

(f)	Key management personal compensation
The following table sets forth information regarding our directors and executive officers for the years ended December 31, 2021, 2022 and 2023.

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Short-term employee benefits	2,692	2,694	7,468
Share-based compensation	—	123,383	229,542

	2,692	126,077	237,010